FINANCING EXPENSE (INCOME), NET	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
FINANCING EXPENSE, NET

NOTE 17 - FINANCING EXPENSE (INCOME), NET

Financing expense (income), net consists of the following:

	Year ended December 31,
	2019	2018	2017
Interest expense	$6,823	$10,610	$12,623
Interest income	(12,949)	(10,762)	(4,783)
Jazz Notes amortization	--	5,010	4,230
Series G Debentures amortization, related rate differences and hedging results	3,299	3,589	2,738
Exchange rate differences	968	1,064	6
Bank fees and others	1,847	3,673	633
	$(12)	$13,184	$15,447